Pensions and Other Post-employment Benefits - Summary of Pension and Other Post-employment Costs (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of pension and other post employment plan [line items]
Cost of sales	£ 10,241	£ 10,342	£ 9,290
Selling, general and administration	9,915	9,672	9,366
Research and development	3,893	4,476	3,628
Pension and other post-employment cost	586	616	541
UK Defined Benefit Plans [member]
Disclosure of pension and other post employment plan [line items]
Defined benefit pension and post retirement cost	246	198	205
US Defined Benefit Plans [member]
Disclosure of pension and other post employment plan [line items]
Defined benefit pension and post retirement cost	100	113	106
Other overseas pension schemes [member]
Disclosure of pension and other post employment plan [line items]
Pension and other post-employment cost	190	218	140
Unfunded post retirement healthcare schemes [member]
Disclosure of pension and other post employment plan [line items]
Defined benefit pension and post retirement cost	50	87	90
Pension and other post-employment cost Analysed	50	87	90
Funded defined benefit pension plans [member]
Disclosure of pension and other post employment plan [line items]
Pension and other post-employment cost Analysed	369	335	304
Unfunded defined benefit pension plan [member]
Disclosure of pension and other post employment plan [line items]
Pension and other post-employment cost Analysed	43	55	43
Defined benefit pension and post-retirement healthcare scheme. [member]
Disclosure of pension and other post employment plan [line items]
Cost of sales	160	162	135
Selling, general and administration	228	238	221
Research and development	74	77	81
Defined benefit pension and post retirement cost	462	477	437
Defined benefit schemes [member]
Disclosure of pension and other post employment plan [line items]
Pension and other post-employment cost Analysed	462	477	437
Defined contribution pension scheme [member]
Disclosure of pension and other post employment plan [line items]
Pension and other post-employment cost Analysed	£ 124	£ 139	£ 104